BANK LOANS	12 Months Ended
Dec. 31, 2025
Bank Loans
BANK LOANS

9. BANK LOANS

The bank loans as of December 31, 2024 and 2025 are set out below:

Bank loans	Currency	Period	Effective Interest rate	Carrying amount
				US$’000
Secured fixed rate bank loan*	SGD	2026	4.5%	111
Secured fixed rate bank loan*	SGD	2027	4.5%	66
Secured fixed rate bank loan*	SGD	2026	4.5%	145
December 31, 2024				322

Secured fixed rate bank loan*	SGD	2026	4.5%	59
Secured fixed rate bank loan*	SGD	2027	4.5%	36
Secured fixed rate bank loan*	SGD	2026	4.5%	12
Secured floating rate short term borrowings **	USD	2026	6.5%	1,474
December 31, 2025				1,581

*	Mr. Tan Choo Kiat, spouse of the Company’s director, Ms. Li Peng Leck, provided unlimited personal guarantee for the loans.
**

Trade financing facilities from banks were granted to the Company, which was disclosed in Note 15. As of December 31, 2025, US$1,474,325 of the trade financing facilities have been utilized. The trade facilities were paid to the suppliers by the bank directly at the Company’s instruction and the Company reports operating cash outflows and financing cash inflows on the consolidated statements of cash flows to depict the substance of these transactions.

The facilities are secured by a corporate guarantee executed by the Company, a fixed charge over the Company’s Sales Collection Account, a first deed of debenture over all goods and receivables financed by the bank, and an assignment and charge over contracts and proceeds financed under the facility.

The following table summarizes the maturity of bank loans based on the repayment schedule as of December 31, 2024 and 2025:

Bank loans	Carrying amount	Within 1 year	2026	2027
	US$’000	US$’000	US$’000	US$’000
Secured fixed rate bank loan	111	54	57	–
Secured fixed rate bank loan	66	31	32	3
Secured fixed rate bank loan	145	134	11	–
December 31, 2024	322	219	100	3

	Carrying amount	Within 1 year	2027
	US$’000	US$’000	US$’000
Secured fixed rate bank loan	59	59	–
Secured fixed rate bank loan	36	33	3
Secured fixed rate bank loan	12	12	–
Secured floating rate short term borrowings	1,474	1,474	–
December 31, 2025	1,581	1,578	3

The interest expenses for bank loans were US$28,079, US$19,875 and US$323,242, for the years ended December 31, 2023, 2024 and 2025, respectively.